Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							($ in thousands)
Year	Summary Compensation Table Total for CEO $	Compensation Actually Paid to CEO $	Average Summary Compensation Table Total for other NEOs $ (1)	Average Compensation Actually Paid for other NEOs $ (1)	DHI Total Shareholder Return $ (2)	Average Peer Group Total Shareholder Return $(3)	Net Income (Loss) $(4)	Company Selected Measure - Revenue $(5)
2022	3,255,828	3,089,068	1,499,633	1,523,475	176	110	4,176	149,680
2021	2,702,822	9,503,596	1,129,287	2,492,880	207	138	(29,742)	119,903
2020	3,406,708	1,156,370	907,662	837,752	74	120	(30,015)	111,167
(1) The other NEOs for 2022 and 2021 were Kevin Bostick, Chris Henderson, Arie Kanofsky, and Paul Farnsworth. The other NEOs for 2020 were Kevin Bostick, Chris Henderson, Brian Campbell and Christian Dwyer.
(2) Reflects the value on December 31 for each period presented of an initial fixed investment of $100 on January 1, 2020.
(3) Reflects the Russell 2000 Index used for Average Peer Group Total Shareholder Return computed as the average value on December 31 for each period presented of an initial fixed investment of $100 on January 1, 2020.
(4) Represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(5) The Company has identified Revenue as its company selected measure for the pay versus performance disclosure as revenue is a significant component of NEO compensation and is the primary driver of shareholder value.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	(1) The other NEOs for 2022 and 2021 were Kevin Bostick, Chris Henderson, Arie Kanofsky, and Paul Farnsworth. The other NEOs for 2020 were Kevin Bostick, Chris Henderson, Brian Campbell and Christian Dwyer.
Peer Group Issuers, Footnote [Text Block]	(3) Reflects the Russell 2000 Index used for Average Peer Group Total Shareholder Return computed as the average value on December 31 for each period presented of an initial fixed investment of $100 on January 1, 2020.
PEO Total Compensation Amount	$ 3,255,828	$ 2,702,822	$ 3,406,708
PEO Actually Paid Compensation Amount	$ 3,089,068	9,503,596	1,156,370
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Executive	Summary Compensation Table Total $	Subtract Equity Awards $ (1)	Add Year-End Equity Value $ (2)(3)	Change in Value of Equity Awards $ (4)	Change in Value of Vested Equity Awards $ (5)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions $	Compensation Actually Paid $
2022	CEO	3,255,828	(1,724,195)	2,651,877	(627,340)	(467,102)	—	3,089,068
	Other NEOs	1,499,633	(659,175)	957,470	(161,403)	(113,050)	—	1,523,475
2021	CEO	2,702,822	(1,179,000)	4,680,000	2,168,653	1,131,121	—	9,503,596
	Other NEOs	1,129,287	(393,000)	1,404,000	291,891	60,702	—	2,492,880
2020	CEO	3,406,708	(2,297,750)	1,068,015	(662,142)	(358,461)	—	1,156,370
	Other NEOs	907,662	(175,193)	180,132	(56,680)	(18,169)	—	837,752
(1) Represents the grant date fair value and, for purposes of the Other NEOs, the average grant date fair value, of equity awards granted during the year, as reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year.
(2) Represents the end of year fair value and, for purposes of the Other NEOs, the average of the end of year fair value, of equity awards granted during the year that are outstanding and unvested as of the end of year.
(3) PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance. For these values, adjustments have been made using the stock price and performance accrual modifier as of the end of each year.
(4) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value, as of the end of the applicable year (from the end of the prior fiscal year) of equity awards granted in prior years that were outstanding and unvested as of the end of the year.
(5) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value (from the end of the prior fiscal year to the date of vesting), of equity awards granted in prior years that vested during the year.

Non-PEO NEO Average Total Compensation Amount	$ 1,499,633	1,129,287	907,662
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,523,475	2,492,880	837,752
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Executive	Summary Compensation Table Total $	Subtract Equity Awards $ (1)	Add Year-End Equity Value $ (2)(3)	Change in Value of Equity Awards $ (4)	Change in Value of Vested Equity Awards $ (5)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions $	Compensation Actually Paid $
2022	CEO	3,255,828	(1,724,195)	2,651,877	(627,340)	(467,102)	—	3,089,068
	Other NEOs	1,499,633	(659,175)	957,470	(161,403)	(113,050)	—	1,523,475
2021	CEO	2,702,822	(1,179,000)	4,680,000	2,168,653	1,131,121	—	9,503,596
	Other NEOs	1,129,287	(393,000)	1,404,000	291,891	60,702	—	2,492,880
2020	CEO	3,406,708	(2,297,750)	1,068,015	(662,142)	(358,461)	—	1,156,370
	Other NEOs	907,662	(175,193)	180,132	(56,680)	(18,169)	—	837,752
(1) Represents the grant date fair value and, for purposes of the Other NEOs, the average grant date fair value, of equity awards granted during the year, as reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year.
(2) Represents the end of year fair value and, for purposes of the Other NEOs, the average of the end of year fair value, of equity awards granted during the year that are outstanding and unvested as of the end of year.
(3) PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance. For these values, adjustments have been made using the stock price and performance accrual modifier as of the end of each year.
(4) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value, as of the end of the applicable year (from the end of the prior fiscal year) of equity awards granted in prior years that were outstanding and unvested as of the end of the year.
(5) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value (from the end of the prior fiscal year to the date of vesting), of equity awards granted in prior years that vested during the year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Shareholder Return and Share Price

For 2021, CAP for our NEO’s increased 502%, primarily driven by the DHX per share value increasing 181%, which accounted for 82% of the CAP increase. Our peer group TSR per share value increased 15% over the same period. CAP declined 62% in 2022 due to a 15% decline in our stock price, which compares to a 20% decline in share price for our peer group over the 2022 period. In total, our TSR exceeded the peer group’s TSR over the three-year period as our share price increased 76% from the beginning of 2020 compared to a share price increase for our peer group of 10%.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	For 2021, CAP for our NEO’s increased 502%, with revenue increasing 8%. The CAP increase was primarily driven by the increase in stock price from $2.22 per share to $6.24 per share, which accounted for 82% of the increase. CAP declined 62% in 2022, in spite of further increases to revenue of 25%, due to a decrease in stock price from $6.24 per share to $5.29 per share.
Revenue

Total Shareholder Return Amount	$ 176	207	74
Peer Group Total Shareholder Return Amount	110	138	120
Net Income (Loss)	$ 4,176,000	$ (29,742,000)	$ (30,015,000)
Company Selected Measure Amount	149,680,000	119,903,000	111,167,000
PEO Name	Art Zeile
Additional 402(v) Disclosure [Text Block]	(2) Reflects the value on December 31 for each period presented of an initial fixed investment of $100 on January 1, 2020.(4) Represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	For 2021, CAP for our NEO’s increased 502%, with Bookings increasing 21% and Adjusted EBITDA increasing 16%. The CAP increase was primarily driven by the increase in stock price from $2.22 per share to $6.24 per share, which accounted for 82% of the increase. CAP declined 62% in 2022, in spite of a further increases to Bookings of 20% and Adjusted EBITDA of 18%, due to a decrease in stock price from $6.24 per share to $5.29 per share.
Bookings

Other Performance Measure Amount	160,245,000	133,376,000	110,096,000
Non-GAAP Measure Description [Text Block]	(5) The Company has identified Revenue as its company selected measure for the pay versus performance disclosure as revenue is a significant component of NEO compensation and is the primary driver of shareholder value.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	Adjusted EBITDA
Other Performance Measure Amount	30,950,000	26,162,000	22,634,000
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	0.21	0.22	0.20
PEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,724,195)	$ (1,179,000)	$ (2,297,750)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,651,877	4,680,000	1,068,015
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(627,340)	2,168,653	(662,142)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(467,102)	1,131,121	(358,461)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(659,175)	(393,000)	(175,193)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	957,470	1,404,000	180,132
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(161,403)	291,891	(56,680)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(113,050)	60,702	(18,169)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0